Income Tax - Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss before tax	€ (211,841)	€ (32,487)	€ (32,355)
Expected tax benefit	61,646	9,454	9,415
Difference in tax rates	(2,582)	(1,875)	(1,373)
Non-deductible tax-expenses	(599)	(61)	(70)
Government grants exempted from taxes	45	8	853
Permanent Differences	(39,288)
Non-recognition of deferred taxes on tax losses and temporary differences	(19,222)	(7,526)	(8,825)
Taxes on income	€ 0	€ 0	€ 0